Supplemental cash flow information (Details 1) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Information
Cash	$ 785,180	$ 1,658,863
Term Deposits	2,370,570	2,587,120
Total cash and cash equivalents	$ 3,155,750	$ 4,245,983